UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 175,877	$ 124,379
Accounts receivable, net	51,575,583	45,188,231
Other receivables, net	239,560	424,313
Other receivables - related parties	135,920	123,532
Contract assets	31,126,553	31,438,860
Prepayments and other current assets, net	488,969	405,136
Total current assets	83,742,462	77,704,451
OTHER ASSETS
Property and equipment, net	1,182,693	1,291,322
Intangible assets, net	715	5,628
Deferred tax assets, net	1,305,492	1,208,689
Contract assets, noncurrent	8,525,057	8,550,498
Escrow	600,000	600,000
Total other assets	11,613,957	11,656,137
Total assets	95,356,419	89,360,588
CURRENT LIABILITIES
Accounts payable	40,192,963	36,347,893
Short-term loans - banks	1,321,665	1,814,551
Short-term loans - third parties	1,800,996	836,765
Short-term loans - related parties	3,183,506	2,794,894
Other payables and accrued liabilities	1,987,873	2,220,896
Other payables - related party	254,173	256,863
Contract liabilities	28,143	28,026
Taxes payable	7,878,159	7,408,674
Total current liabilities	56,647,478	51,708,562
OTHER LIABILITIES
Long-term loan - bank	279,384	213,969
Total other liabilities	279,384	213,969
Total liabilities	56,926,862	51,922,531
SHAREHOLDERS’ EQUITY
Additional paid-in capital	13,719,883	11,578,633
Statutory reserves	3,667,369	3,433,589
Retained earnings	22,959,457	24,455,403
Accumulated other comprehensive loss	(2,089,345)	(2,210,909)
Total CDT Environmental Technology Investment Holdings Limited shareholders’ equity	38,288,177	37,283,779
Noncontrolling interests	141,380	154,278
Total shareholders’ equity	38,429,557	37,438,057
Total liabilities and shareholders’ equity	95,356,419	89,360,588
Class A Common Stock [Member]
SHAREHOLDERS’ EQUITY
Common stock value	30,813	27,063
Class B Common Stock [Member]
SHAREHOLDERS’ EQUITY
Common stock value